ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts receivable and allowance for doubtful accounts
Accounts receivable	$ 52,552	318,131	255,744
Less: allowance for doubtful accounts	(1,965)	(11,894)	(25,545)	(2,809)
Accounts receivable, net	50,587	306,237	230,199
Analysis of the allowance for doubtful accounts
Balance, beginning of year	4,220	25,545	2,809
Additions for the current year	3,918	23,722	22,736	2,786
Deductions for the current year - Recovery	(17)	(103)	(32)
Deductions for the current year - Written off	(6,170)	(37,352)
Balance, end of year	$ 1,965	11,894	25,545	2,809